12235 El Camino Real, Suite 200 San Diego, CA 92130-3002 PHONE 858.350.2300 FAX 858.350.2399 www.wsgr.com

CONFIDENTIAL TREATMENT REQUESTED

BY MAXLINEAR, INC.: MXL-002

January 21, 2010

CERTAIN PORTIONS OF THIS LETTER AS FILED VIA EDGAR HAVE BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. OMITTED INFORMATION HAS BEEN REPLACED IN THIS LETTER AS FILED VIA EDGAR WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[****].” THE OMITTED PORTIONS ARE BRACKETED IN THIS PAPER LETTER FOR EASE OF IDENTIFICATION.

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Mail Stop 3030

Attention:	Mary Beth Breslin, Senior Attorney Joseph McCann, Staff Attorney Julie Sherman, Staff Accountant Jay Webb, Reviewing Accountant

Re:	MaxLinear, Inc. Registration Statement on Form S-1 Filed November 6, 2009 File No. 333-162947

Ladies and Gentlemen:

We are submitting this letter on behalf of MaxLinear, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated January 5, 2009 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (File No. 333-162947) (the “Registration Statement”).

The Company is concurrently filing Amendment No. 2 to the Registration Statement (“Amendment No. 2”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and two marked copies of Amendment No. 2 (against the Registration Statement filed on December 14, 2009).

In this letter, we have recited the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Amendment No. 2.

Because of the commercially sensitive nature of information contained herein, this submission is accompanied by a request for confidential treatment for selected portions of this letter and the supplemental materials.

AUSTIN     NEW YORK     PALO ALTO     SAN DIEGO     SAN FRANCISCO     SEATTLE     SHANGHAI     WASHINGTON, D.C.

CONFIDENTIAL TREATMENT REQUESTED
BY MAXLINEAR, INC.: MXL-002

Securities and Exchange Commission

Division of Corporation Finance

January 21, 2010

The Company is requesting confidential treatment for selected portions of this letter and the supplemental materials, including in connection with the Freedom of Information Act, and has filed a separate letter with the Office of Freedom of Information and Privacy Act Operations in connection with that request, pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83. For the Staff’s reference, we have enclosed a copy of the Company’s letter to the Office of Freedom of Information and Privacy Act Operations as well as a copy of this correspondence, marked to show the portions redacted from the version filed via EDGAR and for which the Company is requesting confidential treatment.

Prospectus Summary, page 1

1.	We note your response to prior comment 3; however, we note you have not revised your document to explain the bases for your determination of market leadership. Therefore, we reissue the second and third sentences. Further, we note that the research report prepared by Techno System Research Co. Ltd. provided as support for your leadership position is limited to the Mobile TV market as described in the summary. Please revise your disclosure to define more specifically the market in which you are a leader or provide us with support for your position in the “broadband communications” market.

In light of the additional text that would be required to fully detail our understanding that we are a “leading” provider and the awkwardness of that disclosure in the introductory paragraph, we have deleted the use of the word “leading” in the expression “leading provider” throughout the prospectus.

Results of Operations, page 41

2.	We note your responses to prior comments 14 and 15. Please revise your disclosure of the changes in revenues for the nine month period ended September 30, 2009, and throughout the discussion for your results of operations, as appropriate, to quantify separately each of the components to which you attribute the changes in your revenues or other line items. For instance, we note your disclosure on page 43 that the increase in revenues in the nine months ended September 30, 2009 compared to 2008 was offset by a decrease in shipments and revenue from your mobile digital terrestrial RF receiver products for the Japanese handset market. Further, we note that “a substantial portion” of the increase was attributable to shipments of digital-to-analog converter set top boxes for European end markets, and “to a lesser extent” to an increase in shipments to the automotive digital and PCTV markets in Japan. To the extent practicable, please revise to quantify the amount of the change attributable to each reason for the increase, as well as the amount of any offset.

[***].

Cash Incentive Compensation, page 84

3.	We note your response to prior comment 23. Now that the fiscal year ending December 31, 2009 is complete, please revise accordingly to disclose the 2009 revenue target or expand your analysis to explain specifically why disclosure on an historical basis would also cause competitive harm such that the information may be appropriately omitted in reliance on Instruction 4 to Item 402(b) of Regulation S-K.

CONFIDENTIAL TREATMENT REQUESTED
BY MAXLINEAR, INC.: MXL-002

Securities and Exchange Commission

Division of Corporation Finance

January 21, 2010

The Company acknowledges the Staff’s comment and has disclosed the 2009 revenue target on page 85 in Amendment No. 2.

Note 1. Organization and Summary of Significant Accounting Policies, page F-7

Revenue Recognition, page F-9

4.	Please refer to our prior comment 28. Please tell us the amounts of gross deferred revenues and gross deferred costs of sales presented in the deferred income caption of your balance sheets as of December 31, 2008 and September 30, 2009. If impairments of the deferred costs and price discounts are reasonably likely to have a material impact on your results of operations, liquidity or capital resources, please revise MD&A to include similar disclosure accompanied by a discussion of the impact in each reported period. Further, please discuss any trends noted over the reported periods. Refer to Item 303(a) of Regulation S-K.

The Company respectfully submits that the amounts of gross deferred revenues and gross deferred costs of sales presented in the deferred income caption of the Company’s balance sheets as of December 31, 2008 and September 30, 2009 can be derived directly from the Revenue Recognition disclosure on page F-9 as follows:

Gross deferred revenues at December 31, 2008 were $4,457,000 as indicated in the third paragraph of the disclosure. Gross deferred revenues at September 30, 2009 were $2,600,000 consisting of $2,013,000 and $587,000 as indicated in the third and fourth paragraphs, respectively, of the disclosure.

Gross deferred costs of sales at December 31, 2008 were $1,157,000, which is calculated by subtracting the deferred profit of $3,300,000 (as indicated in the third paragraph of the disclosure) from the deferred revenue of $4,457,000. Gross deferred costs of sales at September 30, 2009 were $456,000, which is calculated by subtracting the deferred profit of $2,144,000 (consisting of $1,557,000 and $587,000 as indicated in the third and fourth paragraphs, respectively, of the disclosure) from the deferred revenue of $4,457,000.

The Company does not believe that impairments of the deferred costs and price discounts are reasonably likely to have a material impact on the Company’s results of operations, liquidity or capital resources. Historically, such impairments and price discounts have been immaterial and, as of September 30, 2009, no impairments or reserves were recorded against deferred cost of sales. In addition, the Company closely monitors the inventory at its distributors and its agreements with its distributors generally provide for limited or no return privileges.

* * * * *

Other Matters

Amendment No. 2 is filed herewith in response to the Staff’s comments. The Company confirms that no additional material changes were made in Amendment No. 2 for reasons other than (i) in response to a specific Staff comment; (ii) as noted in this response letter; (iii) to reflect the Company’s option grants through December 31, 2009; (iv) to update the “Compensation Discussion and Analysis” section; and (v) to update the “Management” section to reflect the hiring of a new Chief Accounting Officer and Controller.

CONFIDENTIAL TREATMENT REQUESTED
BY MAXLINEAR, INC.: MXL-002

Securities and Exchange Commission

Division of Corporation Finance

January 21, 2010

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

Please direct your questions or comments to Robert Kornegay of this office (650-320-4533) or me (858-350-2364). In addition, please provide a facsimile of any additional comments you may have to the attention of Mr. Kornegay and me at (650-493-6811). Thank you for your assistance.

Respectfully submitted,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Anthony G. Mauriello

Anthony G. Mauriello

Enclosures

cc:	Kishore Seendripu, Ph.D., MaxLinear, Inc. Joe D. Campa, MaxLinear, Inc. Robert F. Kornegay, Wilson Sonsini Goodrich & Rosati, P.C.